NOTE 12. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

On April 9, 2009, the Fincera Inc. 2009 Equity Incentive Plan (the “2009 Incentive Plan”) was approved by the shareholders of the Company. Under the terms of the 2009 Incentive Plan, 1,675,000 ordinary shares were reserved for issuance. All directors, employees and consultants of Fincera and its related parties are eligible to be granted awards under the 2009 Plan.

The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options.

On September 24, 2015, the Fincera Inc. 2015 Omnibus Equity Incentive Plan (the “2015 Incentive Plan”) took effect. Under the terms of the 2015 Incentive Plan, 1,023,712 ordinary shares are reserved for issuance. All directors, employees and consultants of Fincera and its related parties are eligible to be granted awards under the 2015 Incentive Plan.

On September 24, 2015 and December 28, 2015, the Company granted 513,958 and 139,808 stock options, respectively, under the terms of the 2015 Incentive Plan. The exercise price of each option is $28.00, which represents the closing price of the Company’s ordinary shares on the date of grant. The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options.

During the years ended December 31, 2015, 2014 and 2013, 8,780, 1,320 and 16,003 stock options have been forfeited, respectively, as a result of the resignation of the grantees. The Company recorded compensation expense of $392, $1,253 and $3,775 for the years ended December 31, 2015, 2014 and 2013, respectively, based on the estimated fair value of the options on the date of grant. The per share fair value of the stock options granted has been estimated using the Black-Scholes option-pricing model with the following assumptions:

Date of Grant	September 24, 2015	December 28, 2015

Dividend yield (1)	None	None
Risk-free interest rate (2)	1.84%	2.05%
Volatility (3)	26%	25%
Expected Life (in years) (4)	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The following table summarizes outstanding options as at December 31, 2015, related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2015	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2015	Weighted Average Exercise Price

$9.50 to $28.00	2,159,042	$5.80	5.76	1,514,056	$12.37

A summary of option activity under the employee share option plan as of December 31, 2015, 2014 and 2013, and changes during the three years then ended is presented as follows:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2013	1,560,629	$12.35	7.04	$13,501
Exercised	(29,250)	$9.50
Forfeited	(16,003)	$12.25
Outstanding at December 31, 2013	1,515,376	$12.37	6.05	$11,563
Forfeited	(1,320)	$14.50
Outstanding at December 31, 2014	1,514,056	$12.37	5.05	$11,560
Granted	653,766	$28.00
Forfeited	(8,780)	$28.00
Outstanding at December 31, 2015	2,159,042	$17.04	5.76	$21,779

A summary of unvested options under the employee share option plan as of December 31, 2015, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2015	4,500	$5.49
Granted	653,766	8.22
Vested	(4,500)	5.49
Forfeited or exercised	(8,780)	8.32
Unvested at December 31, 2015	644,986	$8.53
Expected to vest thereafter	644,986	$8.53

As of December 31, 2015, 1,514,056 of the share options are vested and exercisable and a total of $5,018 of compensation expense pertaining to options remains unrecognized. This amount will be recognized as compensation expense ratably over the remaining vesting period. The weighted average remaining vesting period of the options is 3.79 years.